SHAREHOLDERS' EQUITY - Schedule of stock option activity (Details) - CAD / shares	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Options
Opening Balance	276,728	159,421
Granted	324,895	172,974
Exercised	(18,220)
Expired	(54,079)	(55,667)
Closing Balance	529,324	276,728
Weighted Average Price (CAD)
Opening Balance	CAD 32.82	CAD 76.34
Granted	4.36	8.64
Exercised	3.05
Expired	61.43	82.34
Closing Balance	CAD 13.45	CAD 32.82